SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

On November 9, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an existing investor in the Company (the “Purchaser”). Pursuant to the Purchase Agreement, the Purchaser purchased 2,500 shares of authorized Series E Convertible Preferred Stock (the “Series E Convertible Preferred Stock”), at a price of $1,000 per share, and the Company received proceeds of $2,500,000.

The November Purchase Agreement also provides that the Company will not, with certain exceptions, sell or issue common stock or Common Stock Equivalents (as defined in the November Purchase Agreement) on or prior to June 30, 2024 that entitles any person to acquire shares of common stock at an effective price per share less than the then conversion price of the Series E Preferred Stock without the consent of the Purchasers. The conversion price of the Series E Preferred Stock currently is $3.00 per share (subject to adjustment).

The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

In connection with the Purchase Agreement, the Company also entered into a Registration Rights Agreement with the Purchasers. Pursuant to the Registration Rights Agreement, the Company shall file with the SEC a registration statement covering the resale by the Purchasers of the shares of common stock into which the shares of Series E Preferred Stock are convertible. Subject to certain conditions, the Company must cause the registration statement to be declared effective by 90 days after closing (or in the event of a full review by the SEC, by 120 days). The Registration Rights Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

Each share of Series E Convertible Preferred Stock is convertible, at any time and from time to time, at the option of the holder, into that number of shares of common stock (subject to the Beneficial Ownership Limitation) determined by dividing the stated value of such share ($1,000) by the conversion price, which is $3.00 (subject to standard anti-dilution provisions). The Company shall not affect any conversion of the Series E Convertible Preferred Stock, and the holder shall not have the right to convert any portion of the Series E Convertible Preferred Stock, to the extent that after giving effect to the conversion sought by the holder such holder (together with such holder’s Attribution Parties (as defined in the Certificate of Designation)) would beneficially own more than 4.99% (or upon election by a holder, 19.99%) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon such conversion (the “Beneficial Ownership Limitation”). Each Purchaser elected the 19.99% Beneficial Ownership Limitation.

The terms of the Series E Preferred Stock provide that, without shareholder approval (the "Stockholder Approval"), the Company may not issue upon the conversion of any shares of Series E Preferred Stock a number of shares of common stock which, when aggregated with any shares of common stock issued upon conversion of any other shares of Series E Preferred Stock, would exceed 1,430,484 (subject to adjustment). Such number represents 20% of the number of shares of common stock issued and outstanding upon the filing of the Series E Preferred Stock Certificate of Designation.

To obtain the stockholder approval, the Company is required to hold a meeting of shareholders at the earliest practical date, but in no event later than 120 days after closing (or 150 days in the event of a review of the proxy statement by the Securities and Exchange Commission (the “SEC”)) to seek approval for the conversion of Series E Preferred Stock into common stock above the allowed amount. The terms of the Series E Preferred Stock limit its convertibility until the Company receives shareholder approval (the “Stockholder Approval”). If the Company does not obtain the Stockholder Approval at the first meeting, it is required to hold shareholder meetings every four months until the Stockholder Approval is obtained.

In connection with the Purchase Agreement of Series F Convertible Preferred Stock, completed on August 2, 2023, certain protections existed for the investor if the Company completed a share offering with an equivalent common stock price of less than the $6.20 on or before December 31, 2023. In such an event, the investor of Series F Convertible Preferred Stock shall exchange the Series F shares for an equivalent to the lower common stock equivalent price for any transactions completed prior to December 31, 2023. In connection with the November 9, 2023 Series E Convertible Preferred Stock offering, the Company entered into an Exchange Agreement with the investor and issued an additional 5,000 shares of Series E Convertible Preferred Stock at $1,000 per share with $3.00 per common share equivalent in exchange for 5,000 outstanding and issued shares of Series F Convertible Preferred Stock. All shares of Series F Convertible Preferred Stock were held by a single shareholder.

NOTE 16 – SUBSEQUENT EVENTS

On February 1, 2023, the board of directors authorized management to reserve an additional 150,000 shares of common stock for issuance under the 2021 Equity Incentive Plan at a strike price of $4.22. The purpose of the additional shares is to serve as a retention tool for staff.

On November 9, 2022 the board of directors adopted, subject to shareholder approval, the Employee Stock Purchase Plan (“ESPP”) which would become effective as of January 1, 2023. The ESPP provisions for the issuance of up to 1,000,000 common shares for eligible employees to purchase shares during designated offering periods under Section 423 of the Internal Revenue Code of 1986. Eligible employees are permitted to purchase shares equivalent of up to 15% of their eligible compensation with offering periods occurring twice per year whereby shares are purchased at 85% of the lower of the fair market value of common shares on the first trading date of the offering period or on the last trading day of the purchase period.

On March 27, 2023, as previously disclosed, the Company sold to an existing, accredited investor in the Company in a private placement 4,000 shares of Series E Preferred Stock at a price of $1,000 a share, resulting in gross proceeds of $4,000,000 to the Company. The issuance of the Series E Preferred Stock was accompanied with a stock purchase agreement containing certain rights pertaining to the accredited investor and a registration rights agreement.

The Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an existing investor in the Company (the “Purchaser”). Pursuant to the Purchase Agreement, the Purchaser purchased 4,000 shares of a newly authorized Series E Convertible Preferred Stock (the “Series E Convertible Preferred Stock”), and the Company received proceeds of $4,000,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

In connection with the Purchase Agreement, the Company also entered into a Registration Rights Agreement with the Purchasers. Pursuant to the Registration Rights Agreement, the Company shall file with the SEC a registration statement covering the resale by the Purchasers of the shares of common stock into which the shares of Series E Preferred Stock are convertible. Subject to certain conditions, the Company must cause the registration statement to be declared effective by 90 days after closing (or in the event of a full review by the SEC, by 120 days). The Registration Rights Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

Under the Purchase Agreement, the Company is required to hold a meeting of shareholders at the earliest practical date, but in no event later than 120 days after closing (or 150 days in the event of a review of the proxy statement by the Securities and Exchange Commission (the “SEC”)). As described below, the terms of the Series E Preferred Stock limit its convertibility until the Company receives shareholder approval (the “Stockholder Approval”). If the Company does not obtain the Stockholder Approval at the first meeting, it is required to hold shareholder meetings every four months until the Stockholder Approval is obtained.

The Company’s Board of Directors has designated 30,000 shares as the Series E Convertible Preferred Stock. Each share of the Series E Convertible Preferred Stock has a stated value of $1,000. The holder of the Series E Convertible Preferred Stock, the holder of the common stock and the holder of any other class or series of shares entitled to vote with the common stock shall vote as one class on all matters submitted to a vote of shareholders of the Company. Each share of Series E Convertible Preferred Stock is convertible, at any time and from time to time, at the option of the holder, into that number of shares of common stock (subject to the Beneficial Ownership Limitation) determined by dividing the stated value of such share ($1,000) by the conversion price, which is $3.00 (subject to standard anti-dilution other than provisions described below in the Purchase Agreement). The Company shall not effect any conversion of the Series E Convertible Preferred Stock, and the holder shall not have the right to convert any portion of the Series E Convertible Preferred Stock, to the extent that after giving effect to the conversion sought by the holder such holder (together with such holder’s Attribution Parties (as defined in the Certificate of Designation)) would beneficially own more than 4.99% (or upon election by a holder, 19.99%) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon such conversion (the “Beneficial Ownership Limitation”).

The holder of the Series E Preferred Stock, the holders of the common stock and the holders of any other class or series of shares entitled to vote with the common stock shall vote together as one class on all matters submitted to a vote of shareholders of the Company. Each share of Series E Preferred Stock has 333 votes (subject to adjustment); provided that in no event may a holder of Series E Preferred Stock be entitled to vote a number of shares in excess of such holder’s Beneficial Ownership Limitation (as defined in the Certificate of Designation).

The Purchase Agreement also provides that the Company will not, with certain exceptions, sell or issue common stock or Common Stock Equivalents (as defined in the Purchase Agreement) on or prior to December 31, 2023 that entitles any person to acquire shares of common stock at an effective price per share less than the then conversion price of the Series E Preferred Stock without the consent of the Purchaser.

The Registration Rights Agreement contains provisions for liquidated damages equal to 1% multiplied by the aggregate subscription amount paid, paid each month, in the event certain deadlines are missed.